SHAREHOLDERS' EQUITY - Dividends and reserve calculations (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 02, 2022	Jan. 07, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Minimum mandatory dividend, as a percentage of adjusted net income			25.00%
Minimum mandatory dividend, as a percentage of consolidated operating cash generation			10.00%
Accounting EBITDA			R$ 29,630,671	R$ 25,221,854	R$ 15,216,174
Non-recurring and/or non-cash items			(1,435,769)
Adjusted EBITDA			28,194,902
Capex Maintenance (Sustain)			(5,631,234)
GCO = Adjusted EBTIDA - Capex Maintenance			22,563,668
Dividends (10%) - Art. 26, "c" of the Bylaws (iii)			2,256,367	R$ 913,111
Advance/interim dividends	R$ 2,350,000	R$ 1,000,000	2,350,000
Additional dividends			R$ (93,633)